7. Commitments and Contingencies	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

On November 1, 2015, the Company entered into a new lease agreement for a period of three years at a base rate of $2,670 per month subject to annual escalation provisions.

Periods	Amounts

For the year ended December 31, 2017	$32,996

Thereafter	$28,068